Derivative Financial Instruments and Hedge Accounting_Details Of Hedged Item(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 KRW (₩)		Dec. 31, 2019 USD ($)	[1],[2]	Dec. 31, 2018 KRW (₩)		Dec. 31, 2017 KRW (₩)
Disclosure of detailed information about hedged items [Line Items]
Other comprehensive income for cash flow hedge	₩ (33,182)	[1],[2]	$ (28,718)		₩ (9,038)	[2]	₩ 20,959
Other comprehensive income for hedge on net investment in a foreign operation	(8,900)	[1],[2]	$ (7,703)		(27,134)	[2]	₩ 26,614
Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	4,559,603				3,013,193
Carrying amount - Liabilities	3,199,117				2,583,924
Accumulated adjusted amount - Assets	48,909				(83,831)
Accumulated adjusted amount - Liabilities	44,085				(94,086)
Changes in the fair value	(37,562)				125,033
Cash flow hedges
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	68,028				24,621
Other comprehensive income for cash flow hedge	(27,333)				5,849
Interest rate | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	2,220,364				1,167,940
Carrying amount - Liabilities	3,199,117				2,583,924
Accumulated adjusted amount - Assets	24,728				(8,576)
Accumulated adjusted amount - Liabilities	44,085				(94,086)
Changes in the fair value	(98,695)				38,824
Interest rate | Cash flow hedges
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	25,671				5,971
Other comprehensive income for cash flow hedge	(15,670)				4,686
Debt securities in KRW | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	549,526				465,213
Carrying amount - Liabilities	0				0
Accumulated adjusted amount - Assets	5,485				1,214
Accumulated adjusted amount - Liabilities	0				0
Changes in the fair value	5,502				6,001
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	1,670,838				702,727
Carrying amount - Liabilities	0				0
Accumulated adjusted amount - Assets	19,243				(9,790)
Accumulated adjusted amount - Liabilities	0				0
Changes in the fair value	25,540				(1,233)
Deposits in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	0				0
Carrying amount - Liabilities	780,491				805,215
Accumulated adjusted amount - Assets	0				0
Accumulated adjusted amount - Liabilities	(18,391)				(89,265)
Changes in the fair value	(62,439)				38,232
Debts in KRW | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	0				0
Carrying amount - Liabilities	351,070				349,252
Accumulated adjusted amount - Assets	0				0
Accumulated adjusted amount - Liabilities	21,070				19,252
Changes in the fair value	(1,818)				(2,308)
Debts in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	0				0
Carrying amount - Liabilities	2,067,556				1,429,457
Accumulated adjusted amount - Assets	0				0
Accumulated adjusted amount - Liabilities	41,406				(24,073)
Changes in the fair value	(65,480)				(1,868)
Currency | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	2,339,239				1,845,253
Carrying amount - Liabilities	0				0
Accumulated adjusted amount - Assets	24,181				(75,255)
Accumulated adjusted amount - Liabilities	0				0
Changes in the fair value	61,133				86,209
Currency | Cash flow hedges
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	42,357				18,650
Other comprehensive income for cash flow hedge	(11,663)				1,163
Currency | Hedge of net investments in foreign operations
Disclosure of detailed information about hedged items [Line Items]
Changes in the fair value	13,410				25,198
Other comprehensive income for hedge on net investment in a foreign operation	(41,992)				(33,092)
Debt securities in foreign currencies | Fair value hedge
Disclosure of detailed information about hedged items [Line Items]
Carrying amount - Assets	2,339,239				1,845,253
Carrying amount - Liabilities	0				0
Accumulated adjusted amount - Assets	24,181				(75,255)
Accumulated adjusted amount - Liabilities	0				0
Changes in the fair value	₩ 61,133				₩ 86,209

[1]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[2]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.